INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Operating loss carryforwards, limitations on use		Company had a net operating loss carry-forwards in the amount of approximately $28.9 million available to offset future taxable income through 2038.
Operating loss carryforwards		$ 28,900
Taxable income, percentage		80.00%
Income tax examination, description		The Company remains subject to U.S. federal examination for tax years ended 2017, 2018, 2019, 2020 and 2021.
Effective income tax rate reconciliation, percentage	0.00%	0.00%	0.00%